Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 10, 2011
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2011
Large Cap Core (Prospectus Summary) | Large Cap Core | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECEX
Large Cap Core (Prospectus Summary) | Large Cap Core | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEQBX
Large Cap Core (Prospectus Summary) | Large Cap Core | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFECX
All Cap Value (First Prospectus Summary) | All Cap Value | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SESAX
All Cap Value (First Prospectus Summary) | All Cap Value | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVCX
Mid Cap Value (Prospectus Summary) | Mid Cap Value | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVAX
Mid Cap Value (Prospectus Summary) | Mid Cap Value | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVXBX
Mid Cap Value (Prospectus Summary) | Mid Cap Value | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEVSX
Small Cap Growth (Prospectus Summary) | Small Cap Growth | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSCAX
Small Cap Growth (Prospectus Summary) | Small Cap Growth | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEPBX
Small Cap Growth (Prospectus Summary) | Small Cap Growth | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SESCX
Small Cap Value (First Prospectus Summary) | Small Cap Value | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSUAX
Small Cap Value (First Prospectus Summary) | Small Cap Value | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVCX
Large Cap Concentrated Growth (Prospectus Summary) | Large Cap Concentrated Growth | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEFAX
Large Cap Concentrated Growth (Prospectus Summary) | Large Cap Concentrated Growth | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEFBX
Large Cap Concentrated Growth (Prospectus Summary) | Large Cap Concentrated Growth | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSCX
All Cap Value (Second Prospectus Summary) | All Cap Value | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSIX
Mid Cap Value Institutional (Prospectus Summary) | Mid Cap Value Institutional | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVUIX
Small Cap Value (Second Prospectus Summary) | Small Cap Value | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSUIX
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOAX
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOBX
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOCX
Alpha Opportunity (Prospectus Summary) | Alpha Opportunity | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAOIX